SCHEDULE OF EFFECT OF RESTATEMENT ON CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 7,676,005	$ 6,873,507	$ (425,456)	$ 14,549,512	$ (111,334)	$ 5,828,978	$ 236,586
Adjustments to reconcile net loss to net cash:
Depreciation	45,695		43,276	92,338	82,108	178,754	186,350
Common stock issued for services					35,200	35,200	54,750
Series B Preferred issued for services					14,100	14,100	792,200
Fixed assets, net						(192,617)	(207,973)
Acquired intangible assets				45,540	(9,357)	(8,954)	(11,615)
Changes in assets and liabilities:
Gross accounts receivable				(11,742)	(88,202)	(163,415)	981,618
Prepaid				55,872	(364,395)	(440,762)	246,856
Related party receivable				(36,532,537)	(5,172,027)	(38,407,601)	(1,682,450)
Accounts payable				191,628	291,278	(63,104)	49,337
Other current liabilities				(1,301,578)	(4,272,323)	(3,195,117)	4,557,126
Accrued interest				(2,787)	39,612	(28,097)	37,431
Client funds payable (Customer funds)						(5,712,901)
Fair value of trading position, net				1,267,725	(59,718)	(576,716)	268,101
Operating lease				(48,292)	(88,531)	(181,581)	672,245
Deferred taxes				(186,506)	46,294	44,557	(513,163)
Related party guarantee							1,353,170
Tax receivable by subsidiaries				275,609	(23,314)	(22,439)	9,299
Accrued income				(2,017,206)	1,529,901	1,793,304	(1,037,574)
Right of use of assets (lease)				44,700	81,348	167,216	(938,571)
Accrued expenses, related party				620,497	7,500	12,787	(15,000)
Net cash provided by (used in) operating activities				(21,138,011)	(2,819,517)	(40,918,408)	(13,632,376)
Investing Activities:
Capitalized software				(464,777)	(127,987)	(316,937)	(75,766)
Changes in paid-in capital, common control						1,054,389	818,507
Net cash provided by (used in) investing activities				(472,602)	(202,708)	11,670,570	742,741
Financing Activities:
Borrowing from (payments to) line of credit				186,510	66,494	(3,985)	54,595
Net proceeds from PPP (repayment)					(4,771)	(5,661)	(14,991)
Net proceeds from SBA loan (repayment)				(4,252)	(4,253)	(8,506)	(8,505)
Related party advances				32,831,092	(5,207,274)	21,204,630	7,199,501
Series A Preferred cancellation							(200)
Common stock issued for cash							20,000
Changes in NCI						(16,503)	22,118
Noncontrolling interest income						(31,389)	10,958
Net cash provided by (used in) financing activities				35,308,397	(3,619,920)	21,171,592	7,248,140
Net increase (decrease) in cash				8,214,746	(6,313,699)	(7,707,208)	(5,939,504)
Cash, cash equivalents, and restricted cash at beginning of the period	32,461,760	17,669,749		17,669,749	25,376,957	25,376,957	31,316,461
Cash, cash equivalents, and restricted cash at end of the period	$ 25,884,495	$ 32,461,760	$ 19,063,258	$ 25,884,495	19,063,258	17,669,749	25,376,957
Originally Reported [Member]
Changes in assets and liabilities:
Operating lease							672,245
Net cash provided by (used in) operating activities							(13,621,417)
Originally Reported [Member] | Consolidated Statement of Cash Flows [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							80,027
Adjustments to reconcile net loss to net cash:
Depreciation							186,350
Common stock issued for services
Series B Preferred issued for services							792,200
Accounts receivable allowance							22,382
Fixed assets, net							(207,973)
Acquired intangible assets							(11,615)
Changes in assets and liabilities:
Gross accounts receivable							981,618
Prepaid							246,856
Related party receivable							(2,414,825)
Accounts payable							49,337
Other current liabilities							4,557,126
Accrued interest							37,431
Client funds payable (Customer funds)							(11,619,280)
Fair value of trading position, net							268,101
Operating lease							672,245
Deferred taxes							(513,163)
Related party guarantee							1,353,170
Tax receivable by subsidiaries							9,299
Accrued income							(1,037,574)
Right of use of assets (lease)							(672,245)
Accrued expenses, related party							(15,000)
Net cash provided by (used in) operating activities							(7,235,533)
Investing Activities:
Capitalized software							(75,766)
Effect of exchange rates							(278,498)
Changes in paid-in capital, common control							798,996
Net cash provided by (used in) investing activities							444,732
Financing Activities:
Borrowing from (payments to) line of credit							54,595
Net proceeds from PPP (repayment)							(14,991)
Net proceeds from SBA loan (repayment)							(8,505)
Related party advances							218,049
Series A Preferred cancellation							(200)
Common stock issued for cash							20,000
Changes in paid-in capital, shares issued at discount							8,900
Changes in NCI							(22,118)
Noncontrolling interest income							10,958
Net cash provided by (used in) financing activities							255,729
Net increase (decrease) in cash							(6,535,072)
Cash, cash equivalents, and restricted cash at beginning of the period					24,781,389	24,781,389	31,316,461
Cash, cash equivalents, and restricted cash at end of the period							24,781,389
Adjustment B Correction [Member] | Consolidated Statement of Cash Flows [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							156,559
Adjustments to reconcile net loss to net cash:
Depreciation
Common stock issued for services							54,750
Series B Preferred issued for services
Accounts receivable allowance
Fixed assets, net
Acquired intangible assets
Changes in assets and liabilities:
Gross accounts receivable
Prepaid
Related party receivable							732,375
Accounts payable
Other current liabilities
Accrued interest
Client funds payable (Customer funds)							(7,074,201)
Fair value of trading position, net
Operating lease
Deferred taxes
Related party guarantee
Tax receivable by subsidiaries
Accrued income
Right of use of assets (lease)							(266,326)
Accrued expenses, related party
Net cash provided by (used in) operating activities							(6,396,843)
Investing Activities:
Capitalized software
Effect of exchange rates							278,498
Changes in paid-in capital, common control							19,511
Net cash provided by (used in) investing activities							298,009
Financing Activities:
Borrowing from (payments to) line of credit
Net proceeds from PPP (repayment)
Net proceeds from SBA loan (repayment)
Related party advances							6,981,452
Series A Preferred cancellation
Common stock issued for cash
Changes in paid-in capital, shares issued at discount
Changes in NCI
Noncontrolling interest income
Net cash provided by (used in) financing activities							6,981,452
Net increase (decrease) in cash							595,568
Cash, cash equivalents, and restricted cash at beginning of the period					595,568	595,568
Cash, cash equivalents, and restricted cash at end of the period							595,568
Restated [Member] | Consolidated Statement of Cash Flows [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							236,586
Adjustments to reconcile net loss to net cash:
Depreciation							186,350
Common stock issued for services							54,750
Series B Preferred issued for services							792,200
Accounts receivable allowance							22,382
Fixed assets, net							(207,973)
Acquired intangible assets							(11,615)
Changes in assets and liabilities:
Gross accounts receivable							981,618
Prepaid							246,856
Related party receivable							(1,682,450)
Accounts payable							49,337
Other current liabilities							4,557,126
Accrued interest							37,431
Client funds payable (Customer funds)							(18,693,481)
Fair value of trading position, net							268,101
Operating lease							672,245
Deferred taxes							(513,163)
Related party guarantee							1,353,170
Tax receivable by subsidiaries							9,299
Accrued income							(1,037,574)
Right of use of assets (lease)							(938,571)
Accrued expenses, related party							(15,000)
Net cash provided by (used in) operating activities							(13,632,376)
Investing Activities:
Capitalized software							(75,766)
Effect of exchange rates
Changes in paid-in capital, common control							818,507
Net cash provided by (used in) investing activities							742,741
Financing Activities:
Borrowing from (payments to) line of credit							54,595
Net proceeds from PPP (repayment)							(14,991)
Net proceeds from SBA loan (repayment)							(8,505)
Related party advances							7,199,501
Series A Preferred cancellation							(200)
Common stock issued for cash							20,000
Changes in paid-in capital, shares issued at discount							8,900
Changes in NCI							(22,118)
Noncontrolling interest income							10,958
Net cash provided by (used in) financing activities							8,733,622
Net increase (decrease) in cash							(5,939,504)
Cash, cash equivalents, and restricted cash at beginning of the period					$ 25,376,957	$ 25,376,957	31,316,461
Cash, cash equivalents, and restricted cash at end of the period							$ 25,376,957